Company Business (Tables)	12 Months Ended
Dec. 31, 2025
Company Business [Abstract]
Summary of Significant Investments in Subsidiaries
The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2025	2024	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (56.0% of the voting shares)	47.2% (56.0% of the voting shares)
Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay. As of December 31, 2025, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

Proximity Americas Division (1)	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, Chile, Brazil, and the United States mainly under the trade name “OXXO.”
Proximity Europe Division	100%	100%	Small-box retail and foodvenience chain operated by Valora through its portfolio of brands (k kiosk, Brezelkönig, BackWerk, Ditsch, Press & Books, avec, Caffè Spettacolo and ok.–) located in Switzerland, Germany, Austria, Luxembourg and the Netherlands.
Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO Gas” with operations in Mexico.
Health Division	100%	100%	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon.”
Other businesses	100%	100%	Proximity discount grocery business whose value proposition is based on a low-cost model to provide consumers with a selection of national and private label products at the most competitive prices.Also, a value-added digital and financial ecosystem for end customers and businesses known as Spin.

(1)During 2024, the Company completed the acquisition of 100% of the retail operation of Delek US Holdings, see Note 4.1.2